Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2022
Summary Of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 — Summary of Significant Accounting Policies

This summary provides a list of the significant accounting policies adopted in the preparation of these consolidated financial statements to the extent they have not been disclosed in the other notes below. The policies have been consistently applied to all the years presented, unless otherwise stated.

Basis of preparation

Compliance with IFRS

The consolidated financial statements of the Company has been prepared on a going concern basis and in accordance with International Financial Reporting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee (“IFRS IC”) applicable to companies reporting under IFRS. The financial statements comply with IFRS as issued by the International Accounting Standards Board (“IASB”).

COVID-19 pandemic

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”), and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally. The full impact of the COVID-19 outbreak continues to evolve as of the date of this report with new variants being discovered. As such, it is uncertain as to the full magnitude that the pandemic will have on the Company’s financial condition, liquidity, and future results of operations.

Management is actively monitoring the impact of the global situation on its financial condition, liquidity, operations, suppliers, industry, and workforce. The Company cannot estimate the length or gravity of the impact of the COVID-19 outbreak at this time. If the pandemic continues, it may have a material effect on the Company’s results of future operations, financial position, and liquidity in the next twelve months.

Historical cost convention

The consolidated financial statements have been prepared on a historical cost basis, as modified by the revaluation of certain financial assets and liabilities which are recognized at fair value through consolidated statements of profit and loss and other comprehensive loss.

New and amended standards adopted by the Company

The Company has applied the following standards and amendments for the first time for the annual reporting period commencing April 1, 2019:

IFRS 16, “Leases”

The Company adopted IFRS 16 ‘Leases’ with effect from April 1, 2019. IFRS 16 introduced a single lease accounting model, requiring a lessee to recognize assets and liabilities for all leases with a term of more than twelve months, unless the underlying asset is of low value. The lessee is required to recognize a right-of-use asset representing the right to use the underlying asset, and a lease liability representing the obligation to pay lease payments.

The Company has elected to apply the ‘simplified approach’ on initial adoption of IFRS 16, consequently comparative information has not been restated. The Company also elected to apply the following transitional practical expedients:

•
lease liabilities are initially measured at the present value of the remaining lease payments, discounted using the incremental borrowing rate;
•
right-of-use assets are measured at an amount equal to the lease liability; and
•
operating leases with a remaining lease term of less than 12 months as at April 1, 2019 are accounted for as short-term leases.

The Company elected to use the short-term exception and does not record assets/liabilities for all their short-term leases as of March 31, 2022 and 2021.

New standards and interpretations not yet adopted

There are no other standards or interpretations that are not yet effective and that would be expected to have a material impact on the Company in the future reporting periods or on foreseeable future transactions.

Principles of consolidation

Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

The following table lists the constituent companies in the Company.

Company names	Jurisdiction	Incorporation Date	Ownership
Virax Biolabs Group Limited	Cayman Island	9/2/2021	Holding Company
Virax Biolabs (UK) Limited	United Kingdom	8/19/2021	100% (via Virax Biolabs Group Limited
Virax Biolabs Limited (FKA- Shanghai Biotechnology Devices Ltd)	Hong Kong	4/14/2020	100% (via Virax Biolabs (UK) Limited) in United Kingdom
Virax Immune T-Cell Medical Device Company Limited (FKA- Stork Nutrition Asia Limited)	Hong Kong	1/16/2017	100% (via Virax Biolabs Limited) in Hong Kong
Virax Biolabs PTE. Limited	Singapore	5/4/2013	95.65% (via Virax Biolabs Limited) in Hong Kong
Logico Bioproducts Corp.	BVI	1/21/2011	95.65% (via Virax Biolabs PTE. LTD)
Shanghai Xitu Consulting Co., Ltd (FKA- Shanghai Logico Bioproducts)	PRC	10/27/2017	95.65% (via Virax Biolabs PTE. LTD)

Inter-company transactions, balances and unrealized gains on transactions between the subsidiaries are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

Segment information

The Company has one reportable segment incorporating Virax Clear, a diagnostic medical device developer and distributor, Virax Care, an innovative MedTech developer and PPE distributor, and Virax Immune, an immunology platform and immunity passport software developer. The chief operating decision maker is responsible for allocating resources and assessing performance and obtaining financial information, including the consolidated statements of profit and loss and other comprehensive loss, consolidated statements of financial position and consolidated statements of cash flow, about the Company as a whole.

Foreign currency translation

Functional and presentation currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in US dollar, which is the Company’s presentation currency.

Entity	Functional Currency
Virax Biolabs Group Limited	U.S. dollars
Virax Biolabs (UK) Limited	U.S. dollars
Virax Biolabs Limited (FKA- Shanghai Biotechnology Devices Ltd)	U.S. dollars
Virax Immune T-Cell Medical Device Company Limited (FKA- Stork Nutrition Asia Limited)	U.S. dollars
Virax Biolabs PTE. LTD	U.S. dollars
Logico Bioproducts Corp.	U.S. dollars
Shanghai Xitu Consulting Co., Ltd (FKA- Shanghai Logico Bioproducts)	Renminbi

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentational currency are translated into the presentational currency as follows:

•
assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position
•
income and expenses for each statement of profit or loss and statement of comprehensive loss are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions), and
•
all resulting exchange differences are recognized in other comprehensive loss.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates are generally recognized in statements of profit and loss and other comprehensive loss.

Exchange rates

The most important exchange rates per USD 1.00 that have been used in preparing the financial statements are:

	Closing rate		Average rate
	Year Ended March 31,		Year Ended March 31,
	2022	2021	2022	2021
Renminbi	6.355	6.552	6.417	6.777

Revenue recognition

Revenues are generally recognized upon the transfer of control of promised products or services provided to the Company’s customers, reflecting the amount of consideration we expect to receive for those products or services. The Company enters into contracts that can include various combinations of products and services, which are generally capable of being distinct and accounted for as separate performance obligations. Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities. The revenue recognition policy is consistent for sales generated directly with customers and sales generated indirectly through solution partners and resellers.

Revenues are recognized upon the application of the following steps:

1.
Identification of the contract or contracts with a customer;
2.
Identification of the performance obligations in the contract;
3.
Determination of the transaction price;
4.
Allocation of the transaction price to the performance obligations in the contract; and
5.
Recognition of revenue when, or as, the performance obligation is satisfied.

The timing of revenue recognition may differ from the timing of billing our customers. The Company receives payments from customers based on a billing schedule as established in our contracts. Contract assets are recognized when performance is completed in advance of scheduled billings. Deferred revenue is recognized when billings are in advance of performance under the contract. The Company’s revenue arrangements include standard warranty provisions that our products and services will perform and operate in all material respects with the applicable published specifications, the financial impacts of which have historically been, and are expected to continue to be insignificant. Our contracts do not include a significant financing component.

The Company’s products are generally sold without a right of return, so there is no variable consideration when determining the amount of revenue to recognize. Returns and credits are estimated at contract inception and updated at the end of each reporting period if additional information becomes available.

Employee benefits

Share-based payments

The Company operates a share-based compensation plan under which the entity receives services from employees as consideration for equity instruments of the Company.

Equity-settled share-based payments to employees are measured at the fair value of the equity instruments at the grant date. The fair value excludes the effect of non-market based vesting conditions. The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest. At each reporting date, the Company revises its estimate of the number of equity instruments expected to vest as a result of the effect of non-market based vesting conditions. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to equity.

For cash-settled share-based payments to employees, a liability is recognized for the services acquired, measured initially at the fair value of the liability. At each reporting date until the liability is settled, and at the date of settlement, the fair value of the liability is re-measured, with any changes in fair value recognized in profit or loss for the year. There are no share-based payments for the years ended March 31, 2022 and 2021.

Income tax

The income tax expense or credit for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.

The current income tax expense or credit is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Company and its subsidiaries operate and generate taxable income. Although the Company is organized as a Cayman Islands corporation, we expect in the next fiscal year the Company is likely to be subject to income and other taxes in various other jurisdictions, including the United Kingdom, China, Hong Kong and Singapore. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to (or recovered from) the tax authorities.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred tax assets are recognized only if it is probable that future taxable profit will be available to utilize those temporary differences and losses.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority.

Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive loss, in which case the tax is also recognized in other comprehensive loss.

Impairment of assets

Assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized in profit or loss for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use and is calculated with reference to future discounted cash flows that the asset is expected to generate when considered as part of a cash-generating unit. Assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period. If an impairment subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment charge been recognized for the asset in prior years.

Leases

The Company adopted IFRS 16 ‘Leases’ with effect from April 1, 2019. IFRS 16 introduced a single lease accounting model, requiring a lessee to recognize assets and liabilities for all leases with a term of more than twelve months, unless the underlying asset is of low value. The lessee is required to recognize a right-of-use asset representing the right to use the underlying asset, and a lease liability representing the obligation to pay lease payments.

The Company has elected to apply the ‘simplified approach’ on initial adoption of IFRS 16, consequently comparative information has not been restated. The Company also elected to apply the following transitional practical expedients:

•
lease liabilities are initially measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate;
•
right-of-use assets are measured at an amount equal to the lease liability; and
•
operating leases with a remaining lease term of less than twelve months as at April 1, 2019 are accounted for as short-term leases.

Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out (FIFO) method. The cost of finished goods comprises cost of purchase and, where appropriate, other directly attributable costs. It excludes borrowing costs. Net realizable value is the estimated selling price in the ordinary course of business less estimated costs necessary to make the sale.

Accounts receivable

Accounts receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. Trade receivables are recognized initially at fair value. The Company holds trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method, less provision for impairment. If collection is expected in one year or less, they are classified as current assets. If not, they are presented as non-current assets.

Cash and cash equivalents

For the purposes of presentation in the consolidated statements of cash flows, cash and cash equivalents includes cash in hand, deposits held at call with financial institutions, and, if applicable, other short-term highly liquid investments with original maturities of three months or less.

Share capital and reserves

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction from the proceeds of the issue.

Accounts payables and accrued liabilities

Accounts payable and accrued liabilities are liabilities for goods and services provided to the Company prior to the end of the financial year which are unpaid. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method. They are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities. All the accounts payable and accrued liabilities were current for the years ended March 31, 2022 and 2021.

Fair value hierarchy

Financial instruments are carried at fair value. The different levels used in measuring fair value have been defined in accounting standards as follows:

•
Level 1 — the fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period.
•
Level 2 — the fair value of financial instruments that are not traded in an active market is determined using valuation techniques which maximize the use of observable market data and as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
•
Level 3 — if one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.

All of the financial instruments detailed above are included in level 3.